Debt - Summary of Financial Obligations (Detail) (Tbg [Member], Bank Loan [Member], USD $)	Dec. 31, 2014
Tbg [Member] | Bank Loan [Member]
Debt Instrument [Line Items]
2015	$ 1,270,605
2016
2017
2018
2019
Thereafter
Total	$ 1,270,605